Timing of revenue recognition (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 57,925,837	₩ 58,568,082	₩ 60,033,062
Domestic
Disclosure of performance obligations [Line Items]
Total revenue from external customers		56,774,578	56,942,128	57,799,991
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		56,380,608	56,609,330	57,514,866
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		393,970	332,798	285,125
Overseas
Disclosure of performance obligations [Line Items]
Total revenue from external customers	[1]	1,151,259	1,625,954	2,233,071
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		303,704	285,546	382,938
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 847,555	₩ 1,340,408	₩ 1,850,133

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.